Other financial investments measured at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Other financial investments measured at fair value through other comprehensive income
Summary of other financial investments measured at fair value through other comprehensive income

		As of January 1,	As of December 31,
	Note	2022	2022	2023	2024
		RMB	RMB	RMB	RMB
Investments in ordinary shares		13,431,049	6,811,492	8,608,691	5,624,762
— Investee A	(i)	12,099,596	6,068,436	4,709,290	2,035,755
— XPeng(Note 6)	(ii)	—	—	3,005,246	2,667,988
— Others		1,331,453	743,056	894,155	921,019
Debt investments	(iii)	—	197,804	1,015,875	—
Total		13,431,049	7,009,296	9,624,566	5,624,762
(i)	Investment in Investee A

As of January 1, 2022, and December 31, 2022, 2023 and 2024, the fair value of the Investment in Investee A was RMB12,099,596, RMB6,068,436, RMB4,709,290 and RMB2,035,755, respectively. For the years ended December 31, 2022, 2023 and 2024, the Group disposed of a certain number of ordinary shares of Investee A, resulting in a realized other comprehensive income, with amounts of RMB104,079, RMB799,978 and RMB1,800,823 transferred to accumulated deficit, respectively.

Given the changes in the quoted prices of Investee A’s ordinary shares, the Group recognized an unrealized loss of RMB6,221,463, an unrealized gain of RMB337,052, and an unrealized gain of RMB576,205 in other comprehensive income, for the years ended December 31, 2022, 2023 and 2024, respectively.

(ii)	Investment in XPeng

On November 13, 2023, the Group received 58,164,217 XPeng Class A ordinary shares in connection with the transaction with XPeng. In August 2024, upon completion of the start of production milestone, the Group received an additional 4,636,447 XPeng Class A ordinary shares. For the years ended December 31, 2023 and 2024, the Group recognized an unrealized loss of RMB219,663 and RMB494,270, respectively, in other comprehensive income in the consolidated statements of comprehensive income (loss).

(iii)	Debt investments

Debt investments primarily consist of certain government bonds.